Debt Facilities Debt Facilities (Detail) (Payment in Kind (PIK) Note, USD $)	Aug. 19, 2013	Sep. 16, 2011
Payment in Kind (PIK) Note
Debt Instrument [Line Items]
Principal balance		$ 20,000,000
Interest rate		9.00%
Debt repaid	$ 23,800,000